Data Compare Summary (Total)
Run Date - 6/11/2025 12:24:54 PM

Run Date - 6/11/2025 12:24:54 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	10	801	1.25%	1,083
City	1	890	0.11%	1,083
State	0	889	0.00%	1,083
Zip	10	1,022	0.98%	1,083
Borrower First Name	41	896	4.58%	1,083
Borrower Last Name	15	892	1.68%	1,083
Original Loan Amount	12	867	1.38%	1,083
Original Term	0	784	0.00%	1,083
Original Interest Rate	3	887	0.34%	1,083
Property Type	7	169	4.14%	1,083
Original CLTV	38	970	3.92%	1,083
Original LTV	747	901	82.91%	1,083
Originator Application Date	100	757	13.21%	1,083
LTV Valuation Value	2	90	2.22%	1,083
Investor: Qualifying Total Debt Ratio	69	974	7.08%	1,083
Other Financing - Lien Position 1 - Current Balance	0	1	0.00%	1,083
Borrower SSN	1	92	1.09%	1,083
Note Date	25	775	3.23%	1,083
MERS Min Number	61	76	80.26%	1,083
Representative FICO	2	754	0.27%	1,083
Original HCLTV	2	16	12.50%	1,083
First Payment Date	1	6	16.67%	1,083
Lien Position	0	77	0.00%	1,083
Occupancy	0	229	0.00%	1,083
Purpose	9	151	5.96%	1,083
Margin	3	3	100.00%	1,083
Origination Channel	0	2	0.00%	1,083
Borrower Middle Name	6	13	46.15%	1,083
Borrower Birth Date	0	1	0.00%	1,083
Amortization Term	0	149	0.00%	1,083
Amortization Type	0	132	0.00%	1,083
Refi Purpose	1	127	0.79%	1,083
Coborrower Experian Fico	2	2	100.00%	1,083
Borrower Qualifying FICO	0	122	0.00%	1,083
Coborrower Qualifying FICO	0	32	0.00%	1,083
Coborrower First Name	0	8	0.00%	1,083
Coborrower Last Name	0	8	0.00%	1,083
Coborrower SSN	0	1	0.00%	1,083
Original P&I	0	18	0.00%	1,083
Appraised Value	429	784	54.72%	1,083
Other Financing Junior Total Original Loan Amount	6	7	85.71%	1,083
Creditor Application Date	0	1	0.00%	1,083
Coborrower Middle Name	2	4	50.00%	1,083
Interest Only	0	15	0.00%	1,083
Disbursement Date	2	715	0.28%	1,083
Initial Rate Lock Date	0	1	0.00%	1,083
Appraisal As-Is Value	1	1	100.00%	1,083
Borrower Full Name	7	32	21.88%	1,083
Coborrower Full Name	1	2	50.00%	1,083
Line Limit	26	66	39.39%	1,083
Total	1,642	16,212	10.13%	1,083